UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 31.2%
Consumer Discretionary 4.4%
Amazon.com, Inc., 1.2%, 11/29/2017	2,490,000	2,432,421
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,655,419
Daimler Finance North America LLC, 144A, 0.858% *, 3/28/2014	5,000,000	5,013,090
DIRECTV Holdings LLC, 2.4%, 3/15/2017	2,000,000	2,009,256
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016	4,000,000	4,226,552
Hyundai Capital America, 144A, 3.75%, 4/6/2016	3,000,000	3,148,962
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,463,032
NBCUniversal Media LLC, 3.65%, 4/30/2015	2,000,000	2,095,970
News America, Inc., 7.6%, 10/11/2015	2,000,000	2,245,752
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018	1,240,000	1,209,303
RCI Banque SA, 144A, 2.139% *, 4/11/2014	5,330,000	5,344,439
Time Warner Cable, Inc., 5.85%, 5/1/2017	2,500,000	2,718,718

		33,562,914
Consumer Staples 0.5%
ConAgra Foods, Inc., 2.1%, 3/15/2018	475,000	471,208
Safeway, Inc., 3.4%, 12/1/2016	2,000,000	2,062,104
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,477,449

		4,010,761
Energy 2.5%
Ecopetrol SA, 4.25%, 9/18/2018	3,000,000	3,086,250
KazMunayGas National Co. JSC, 144A, 11.75%, 1/23/2015	3,000,000	3,348,750
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	1,700,000	1,789,566
Petroleos Mexicanos, 3.5%, 7/18/2018	3,000,000	3,037,500
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018	3,000,000	3,457,500
Transocean, Inc.:
2.5%, 10/15/2017	1,500,000	1,504,026
4.95%, 11/15/2015	3,060,000	3,282,768

		19,506,360
Financials 16.2%
Akbank TAS, 144A, 3.875%, 10/24/2017	300,000	291,750
American Express Credit Corp., Series D, 5.125%, 8/25/2014	3,000,000	3,122,979
Asian Development Bank, 1.125%, 3/15/2017	2,000,000	2,009,600
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015	3,335,000	3,352,645
Banco Bradesco SA, 144A, 2.363% *, 5/16/2014	3,000,000	3,015,357
Banco del Estado de Chile, 2.03%, 4/2/2015	2,500,000	2,545,795
Banco do Brasil SA, 3.875%, 1/23/2017	2,000,000	2,030,000
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017	2,000,000	2,060,000
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018 (a)	2,000,000	1,995,240
Bank of England Euro Note, 144A, 0.5%, 3/6/2015	3,000,000	3,007,410
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	1,893,200
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	5,660,000	5,806,594
Barclays Bank PLC, 144A, 2.5%, 9/21/2015	3,245,000	3,353,367
BB&T Corp., 0.964% *, 4/28/2014	3,000,000	3,009,261
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	3,160,000	3,290,195
BNP Paribas SA, 2.375%, 9/14/2017	1,475,000	1,494,913
Capital One Financial Corp., 1.418% *, 7/15/2014	2,000,000	2,010,928
Citigroup, Inc., 2.65%, 3/2/2015	2,275,000	2,326,115
Commonwealth Bank of Australia, 144A, 1.498% *, 3/31/2017	6,000,000	6,020,412
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018 (b)	1,865,000	1,841,260
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	2,969,859
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015	3,000,000	3,150,000
General Electric Capital Corp., 0.453% *, 6/20/2016	5,000,000	4,942,385
Glencore Funding LLC, 144A, 2.5%, 1/15/2019	1,660,000	1,556,041
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	2,000,000	2,070,000
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	1,898,000	1,990,727
Intesa Sanpaolo SpA, 3.875%, 1/16/2018	1,790,000	1,759,758
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,683,105
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015	1,050,000	1,088,724
Morgan Stanley, 3.8%, 4/29/2016	2,500,000	2,631,312
Nomura Holdings, Inc., 2.0%, 9/13/2016	2,220,000	2,226,709
Principal Life Income Funding Trust, 0.446% *, 11/8/2013	3,000,000	3,000,561
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,030,000	1,003,457
Royal Bank of Canada, 1.2%, 9/19/2017	3,270,000	3,231,208
Royal Bank of Scotland PLC, 144A, 1.786% *, 3/11/2014	6,000,000	6,014,057
Santander U.S. Debt SA, 144A, 2.991%, 10/7/2013	2,000,000	2,000,320
Skandinaviska Enskilda Banken AB, 144A, 1.75%, 3/19/2018	1,745,000	1,709,088
SLM Corp., 3.875%, 9/10/2015	900,000	918,000
Societe Generale SA, 144A, 1.319% *, 4/11/2014	3,300,000	3,313,451
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018	715,000	723,407
Swedbank AB, 144A, 1.75%, 3/12/2018	2,500,000	2,458,150
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017	3,000,000	2,925,000
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017	2,000,000	2,035,000
UBS AG, 144A, 2.25%, 3/30/2017	3,335,000	3,436,194
Westpac Banking Corp., 144A, 1.375%, 7/17/2015	4,920,000	4,983,960
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018 (a)	3,000,000	2,988,038
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017	2,500,000	2,616,250

		124,901,782
Health Care 0.8%
AbbVie, Inc., 1.75%, 11/6/2017	3,390,000	3,362,168
Actavis, Inc., 1.875%, 10/1/2017	750,000	745,287
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,885,707
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018	430,000	423,093

		6,416,255
Industrials 0.2%
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019	500,000	498,408
Total System Services, Inc., 2.375%, 6/1/2018	840,000	819,464

		1,317,872
Information Technology 0.8%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,025,980
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,336,624

		6,362,604
Materials 2.7%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,901,718
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017	2,180,000	2,140,699
144A, 9.375%, 4/8/2014	2,000,000	2,083,580
ArcelorMittal, 4.25%, 3/1/2016	3,000,000	3,078,750
Barrick Gold Corp., 2.5%, 5/1/2018	570,000	543,523
CF Industries, Inc., 6.875%, 5/1/2018	2,000,000	2,349,744
Freeport-McMoRan Copper & Gold, Inc., 144A, 2.375%, 3/15/2018	1,455,000	1,406,178
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,451,869
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018	1,720,000	1,695,863
Teck Resources Ltd., 2.5%, 2/1/2018	1,760,000	1,741,448
Xstrata Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,386,910

		20,780,282
Telecommunication Services 1.2%
CC Holdings GS V LLC, 2.381%, 12/15/2017	1,000,000	985,844
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,732,897
Telecom Italia Capital SA, 6.175%, 6/18/2014	1,300,000	1,338,003
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,340,000	1,322,165
Verizon Communications, Inc., 3.65%, 9/14/2018	1,960,000	2,065,238

		9,444,147
Utilities 1.9%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017	2,500,000	2,837,500
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,400,000	2,334,156
PPL Energy Supply LLC, 5.4%, 8/15/2014	4,450,000	4,630,198
Sempra Energy, 1.014% *, 3/15/2014	4,500,000	4,511,264

		14,313,118

Total Corporate Bonds (Cost $239,352,226)		240,616,095
Mortgage-Backed Securities Pass-Throughs 4.3%
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027 (Cost $34,035,839)	32,247,248	33,439,244
Asset-Backed 3.2%
Automobile Receivables 2.0%
AmeriCredit Automobile Receivables Trust:
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	4,968,700
"C", Series 2011-1, 2.85%, 8/8/2016	3,000,000	3,059,844
"D", Series 2011-2, 4.0%, 5/8/2017	1,280,000	1,327,850
Carmax Auto Owner Trust, "A2", Series 2012-3, 0.43%, 9/15/2015	4,513,023	4,510,929
Santander Drive Auto Receivables Trust, "A2", Series 2012-5, 0.57%, 12/15/2015	1,191,465	1,191,418

		15,058,741
Credit Card Receivables 0.7%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	3,600,516	3,600,516
Citibank Omni Master Trust, "A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	2,105,000	2,192,238

		5,792,754
Home Equity Loans 0.3%
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052	2,178,663	2,158,663
Miscellaneous 0.2%
MT Wilson CLO Ltd., "A", Series 2006-1A, 144A, 0.518% *, 7/15/2018	1,289,185	1,281,334

Total Asset-Backed (Cost $24,460,067)		24,291,492
Commercial Mortgage-Backed Securities 6.5%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.859% *, 7/10/2044	3,125,000	3,210,181
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, "E", Series 2012-CLRN, 144A, 3.382% *, 8/15/2029	2,000,000	2,012,382
Banc of America Merrill Lynch Commercial Mortgage, Inc., "B", Series 2005-2, 5.113% *, 7/10/2043	5,000,000	5,229,255
BNP Paribas Home Loan Covered Bonds SA, 144A, 2.2%, 11/2/2015	4,000,000	4,104,000
Commercial Mortgage Trust, "A1", Series 2012-CR2, 0.824%, 8/15/2045	2,004,684	1,996,428
Credit Agricole Home Loan SFH, 144A, 1.016% *, 7/21/2014	5,000,000	5,023,995
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	3,245,755	3,322,433
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	3,000,000	3,012,075
"B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,561,391
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-TF2A , 144A, 0.362% *, 4/15/2022	1,610,667	1,588,448
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.183% *, 3/15/2018	880,000	883,872
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	2,800,000	2,944,320
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,630,000	3,863,877
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,000,000	1,088,470
"F", Series 2003-ML1A, 144A, 5.895% *, 3/12/2039	609,019	609,097
Morgan Stanley Reremic Trust, "A4B", Series 2010-GG10, 144A, 5.799% *, 8/15/2045	5,000,000	5,485,020
Wachovia Bank Commercial Mortgage Trust, "B", Series 2005-C17, 5.287%, 3/15/2042	2,000,000	2,099,290
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045	1,911,534	1,895,890

Total Commercial Mortgage-Backed Securities (Cost $49,638,773)		49,930,424
Collateralized Mortgage Obligations 0.5%
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 3.008%, 1/12/2018	2,000,000	1,951,992
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.434% *, 8/28/2047	1,762,740	1,757,096
Federal National Mortgage Association, "FB", Series 1996-44, 0.979% *, 9/25/2023	180,498	182,717

Total Collateralized Mortgage Obligations (Cost $3,954,302)		3,891,805
Government & Agency Obligations 25.7%
Other Government Related (c) 4.4%

Bank of Moscow, 144A, 6.699%, 3/11/2015	3,000,000	3,158,640
Gazprom OAO, 144A, 4.95%, 5/23/2016	2,000,000	2,110,000
Japan Finance Corp., 2.25%, 7/13/2016	5,000,000	5,188,395
Korea Development Bank, 4.0%, 9/9/2016	3,000,000	3,197,961
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015	4,100,000	4,128,360
Petrobras International Finance Co., 3.875%, 1/27/2016	2,710,000	2,796,148
Rosneft Oil Co., 144A, 3.149%, 3/6/2017	2,000,000	2,000,000
Russian Agricultural Bank OJSC, 144A, 9.0%, 6/11/2014	3,000,000	3,149,400
Sberbank of Russia, 144A, 4.95%, 2/7/2017	3,000,000	3,157,500
Svensk Exportkredit AB, 2.125%, 7/13/2016	2,000,000	2,071,800
VTB Bank OJSC, 144A, 6.465%, 3/4/2015	3,000,000	3,165,240

		34,123,444
Sovereign Bonds 1.1%
Export Development Canada, 1.5%, 5/15/2014	3,200,000	3,225,152
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,868,424
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017	1,000,000	1,050,820
Republic of Indonesia, 144A, 7.5%, 1/15/2016	1,000,000	1,101,250

		8,245,646
U.S. Government Sponsored Agency 1.3%
Federal National Mortgage Association, 0.5%, 9/28/2015	10,000,000	10,024,857
U.S. Treasury Obligations 18.9%
U.S. Treasury Notes:
0.25%, 5/15/2016	20,000,000	19,868,760
0.5%, 6/15/2016 (b)	20,000,000	19,981,240
0.625%, 7/15/2016	30,000,000	30,039,840
0.625%, 5/31/2017	10,000,000	9,887,500
0.75%, 6/15/2014	20,000,000	20,092,180
0.75%, 3/31/2018	585,000	572,569
0.875%, 12/31/2016	10,000,000	10,034,380
1.375%, 9/30/18	35,000,000	34,975,395

		145,451,864

Total Government & Agency Obligations (Cost $197,198,296)		197,845,811
Loan Participations and Assignments 5.2%
Senior Loans *
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	992,481	988,759
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/10/2018	468,354	469,818
AmWINS Group, Inc., Term Loan, 5.0%, 9/6/2019	992,500	999,636
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019	746,241	740,759
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 6/1/2020	498,750	497,503
Avaya, Inc., Term Loan B3, 4.762%, 10/26/2017	1,623,228	1,457,139
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	754,286	753,950
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	948,978	954,909
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017	865,396	868,425
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	498,750	497,349
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	383,446	384,644
Chrysler Group LLC, Term Loan B, 4.25%, 5/24/2017	977,500	986,361
Clearwater Seafoods LP, Term Loan B, 5.75%, 6/24/2019	433,333	435,500
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019	1,987,513	1,987,513
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	480,583	485,692
Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/2019	496,250	491,702
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	500,000	495,625
Cumulus Media Holdings, Inc., First Lien Term Loan, 4.5%, 9/17/2018	1,333,631	1,343,967
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	498,750	501,244
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	494,915	495,905
Entravision Communications Corp., Term Loan, 3.5%, 5/29/2020	1,000,000	988,125
First Data Corp., Term Loan, 4.18%, 9/24/2018	1,000,000	991,875
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020	348,250	347,989
Genpact International, Inc., Term Loan B, 3.5%, 8/30/2019	498,750	499,164
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	1,243,734	1,117,184
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	442,440	436,909
Ineos U.S. Finance LLC, 6 year Term Loan, 4.0%, 5/4/2018	739,239	732,054
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017	811,028	814,272
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016	400,000	395,832
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	252,366	255,049
Media Holdco LP, Term Loan B, 7.25%, 7/24/2018	894,245	898,716
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/31/2016	500,000	513,750
Neiman Marcus Group, Inc., Term Loan, 4.0%, 5/16/2018	950,428	950,894
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	500,000	514,168
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	492,500	464,181
North American Breweries Holdings LLC, Term Loan B, 7.5%, 12/11/2018	496,245	499,967
NPC International, Inc., Term Loan B, 4.5%, 12/28/2018	490,833	493,697
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	494,550	487,132
Nuveen Investments, Inc., Term Loan, 4.179%, 5/15/2017	500,000	494,845
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 3/30/2019	990,000	994,123
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 9/25/2017	650,000	653,861
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019	750,000	752,501
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	994,885	996,283
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	489,547	487,711
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	474,710	476,789
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/20/2020	416,911	412,638
Saxon Energy Services, Inc., Term Loan B, 5.5%, 2/15/2019	497,500	499,470
Scientific Games International, Inc., Term Loan B, 3.25%, 5/22/2020	750,000	745,313
Sophia LP, Term Loan B, 4.5%, 7/19/2018	465,406	468,273
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	497,500	501,231
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.682%, 10/10/2017	779,144	526,031
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018	474,584	449,968
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	990,000	992,475
TriNet Group, Inc., Term Loan B1, 4.0%, 8/12/2016	500,000	500,938
Tube City IMS Corp., Term Loan, 6.0%, 3/20/2019	246,264	246,726
U.S. Airways Group, Inc., Term Loan B1, 4.25%, 5/23/2019	1,000,000	996,075
U.S. Foods, Inc., Term Loan, 4.5%, 3/29/2019	488,775	486,791
WASH Multifamily Laundry Systems LLC, Term Loan, 5.25%, 2/21/2019	997,500	999,994
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	248,125	248,591

Total Loan Participations and Assignments (Cost $40,489,753)		40,167,985
Short-Term U.S. Treasury Obligations 18.3%
U.S. Treasury Bills:
0.02% **, 2/13/2014 (d)	99,000	98,994
0.02% **, 2/13/2014 (d)	12,293,000	12,292,312
0.073% **, 8/21/2014	12,000,000	11,992,116
0.08% **, 8/21/2014	42,000,000	41,971,650
0.105% **, 3/6/2014 (e)	25,000,000	24,998,375
0.127% **, 4/3/2014 (e)	20,000,000	19,996,680
0.15% **, 6/26/2014 (e)	30,000,000	29,988,270

Total Short-Term U.S. Treasury Obligations (Cost $141,296,060)		141,338,397

	Shares	Value ($)
Securities Lending Collateral 2.8%
Daily Assets Fund Institutional, 0.09% (f) (g) (Cost $21,331,750)	21,331,750	21,331,750
Cash Equivalents 4.6%
Central Cash Management Fund, 0.05% (f)	30,283,833	30,283,833
DWS Variable NAV Money Fund, 0.22% (f)	500,281	5,003,309

Total Cash Equivalents (Cost $35,287,142)		35,287,142

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $787,044,208) †	102.2	788,140,145
Other Assets and Liabilities, Net	(2.2)	(16,696,543)

Net Assets	100.0	771,443,602

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $787,044,217.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $1,095,928. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,580,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,484,633.

(a)	When-issued security.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $20,867,425, which is 2.7% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At September 30, 2013, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

2 Year U.S. Treasury Note	USD	12/31/2013	100	22,026,563	6,050
Aluminum Futures	USD	12/27/2013	300	13,827,675	106,775
Soybean Meal Futures	USD	12/13/2013	500	20,270,000	927,870
Sugar Futures	USD	2/28/2014	600	12,190,080	289,310
Total unrealized appreciation					1,330,005

At September 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Copper Futures	USD	12/27/2013	75	13,690,406	(21,881)

At September 30, 2013, open written option contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	1	3/15/2016	14,450	(34,577)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	2	3/15/2016	23,600	(34,578)
Total Call Options					38,050	(69,155)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	1	3/15/2016	14,450	(1,608)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	2	3/15/2016	5,100	(1,608)

Total Put Options	19,550	(3,216)

Total	57,600	(72,371)

(h)	Unrealized depreciation on written options on interest rate swap contracts at September 30, 2013 was $14,771.

At September 30, 2013, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (i)

Long Positions
10/11/2013	5,000,000	7	0.15%	JPMorgan Brent Volemont Strategy	42,938
10/15/2013	9,715,500	3	0.14%	Barclays Aluminum Subindex	309,835
10/15/2013	1,156,500	3	0.14%	Barclays Corn Subindex	(38,067)
10/15/2013	772,500	3	0.14%	Barclays Gold Subindex	5,349
10/15/2013	1,191,000	3	0.32%	Barclays Milling Wheat Subindex	53,087
10/15/2013	66,014,000	3	0.48%	Barclays-Commodity Strategy 1500 Index	(746,787)
10/15/2013	56,655,000	3	0.57%	Barclays-Commodity Strategy 1610 Index	601,060
10/15/2013	48,472,000	2	0.2%	BNP Paribas 03 Alpha Index	294,941
10/15/2013	165,434,400	4	0.17%	Citi Cubes Dow Jones-UBS Weighted Index	1,338,494
10/15/2013	46,000,800	5	0.23%	Dow Jones-UBS Commodity Index 2-4-6 Month Forward Blend	(335,442)
10/15/2013	38,090,200	2	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	(295,619)
10/15/2013	66,191,000	6	0.175%	Dow Jones-UBS Commodity Index 3 Month Forward	(511,670)
10/15/2013	56,485,000	7	0.19%	Dow Jones-UBS Commodity Index 3 Month Forward	(436,989)
10/15/2013	84,335,000	8	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	(1,021,049)
10/15/2013	8,690,000	7	0.46%	JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index	(63,761)
10/15/2013	43,436,000	7	0.65%	JPMorgan Seasonal Commodity Spread Index	61,000
10/15/2013	72,308,800	9	0.45%	Merrill Lynch Backwardation Momentum Long Only Excess Return Index	(1,266,386)
10/15/2013	15,108,000	9	0.44%	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	4,847
10/15/2013	15,108,000	9	0.39%	Merrill Lynch Commodity Index eXtra LDA Long/Short Index	35,357
10/15/2013	121,521,000	10	0.062%	UBS Custom Commodity Index	2,943,262
10/17/2013	5,000,000	7	0.15%	JPMorgan WTI Volemont Strategy	61,783
Short Positions
10/15/2013	6,646,500	3	0.06%	Barclays Brent Crude Subindex	94,969
10/15/2013	6,177,000	3	0.06%	Barclays Heating Oil Subindex	184,568
10/15/2013	28,957,000	7	0.05%	Dow Jones-UBS Commodity Index	400,282
10/15/2013	23,242,000	6	0.0%	Dow Jones-UBS Commodity Index	321,759
1/14/2014	20,875,001	7	0.15%	Dow Jones-UBS Soybean Meal Subindex	(2,789,823)
Total net unrealized depreciation					(752,062)

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
At September 30, 2013, open interest rate swap contracts sold were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

7/22/2014 7/22/2016	90,000,000	11	Fixed - 0.964%	Floating - LIBOR	(553,610)	(567,638)
7/22/2014 7/22/2019	100,000,000	11	Fixed - 2.139%	Floating - LIBOR	(302,840)	(387,988)

Total unrealized depreciation	(955,626)

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Barclays Bank PLC
4	Citigroup, Inc.
5	Canadian Imperial Bank of Commerce
6	Macquarie Bank Ltd.
7	JPMorgan Chase Securities, Inc.
8	The Goldman Sachs & Co.
9	Bank of America
10	UBS AG
11	Morgan Stanley
LIBOR: London Interbank Offered Rate

Currency Abbreviation

USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2013, the Fund held $149,480,224 in the Subsidiary, representing 19.4% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(j)
Corporate Bonds	$—	$240,616,095	$—	$240,616,095
Mortgage-Backed Securities Pass-Throughs	—	33,439,244	—	33,439,244
Asset-Backed	—	20,690,976	3,600,516	24,291,492
Commercial Mortgage-Backed Securities	—	49,930,424	—	49,930,424
Collateralized Mortgage Obligations	—	3,891,805	—	3,891,805
Government & Agency Obligations	—	197,845,811	—	197,845,811
Loan Participations and Assignments	—	40,167,985	—	40,167,985
Short-Term U.S. Treasury Obligations	—	141,338,397	—	141,338,397
Short-Term Investments	56,618,892	—	—	56,618,892
Derivatives (k)
Futures Contracts	1,330,005	—	—	1,330,005
Commodity-Linked Swap Contracts	—	6,753,531	—	6,753,531

Total	$57,948,897	$727,920,737	$3,600,516	$789,470,150

Liabilities
Derivatives (k)
Written Options	$—	$(72,371)	$—	$(72,371)
Futures Contracts	(21,881)	—	—	(21,881)
Commodity-Linked Swap Contracts	—	(7,505,593)	—	(7,505,593)
Interest Rate Swap Contracts	—	(955,626)	—	(955,626)

Total	$(21,881)	$(1,780,059)	$—	$(1,801,940)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and interest rate swap contracts; and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$1,302,074	$(752,062)	$—
Interest Rate Contracts	$6,050	$(955,626)	$(14,771)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Securities Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013